Organization and principal activities (Contractual arrangements with the Group's VIEs) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	$ 384,000
Amount of interest free loans	7,800,000
Tianjin 58 Daojia Life Services Co., Ltd. ("Tianjin 58 Home") [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	2,008,000
Amount of interest free loans	100,000,000
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	$ 38,700,000